SUBSEQUENT EVENTS (Details Narrative)	Jun. 27, 2024 shares	Jun. 14, 2024 USD ($) $ / shares shares	Jun. 13, 2024 USD ($) $ / shares shares	Jun. 11, 2024 USD ($)	Jun. 01, 2024 USD ($)	Jun. 01, 2024 MYR (RM)	May 27, 2024 USD ($)	May 27, 2024 MYR (RM)	May 21, 2024 USD ($) $ / shares shares	Apr. 25, 2024 USD ($)	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 05, 2024 USD ($)	Apr. 04, 2024 shares	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 07, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2023 shares	May 23, 2023 RM / shares	Sep. 13, 2021 shares
Subsequent Event [Line Items]
Share price | RM / shares																		RM 1.00
Common Stock, Shares, Issued																110,004,984	71,885,000		450,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Voting Rights	(i) holders of Class A Ordinary Shares and Class B Ordinary Shares will have the same rights except for voting and conversion rights; (ii) in respect of all matters subject to vote at general meetings of the Company, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 100 votes per one Class B Ordinary Share; (iii) the Class A Ordinary Shares will not be convertible into shares of any other class; and (iv) the Class B Ordinary Shares will be convertible into Class A Ordinary Shares at any time after issuance at the option of the holder, and each one Class B Ordinary Share will be convertible into 10 Class A Ordinary Shares.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	161,704,984
Ordinary shares authorized unissued	708,495,016
Subsequent Event [Member] | Thirty Party [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Share price | $ / shares											$ 0.191
Subsequent Event [Member] | Shareholders One [Member] | Loan Agreement [Member] | Thirty Party [Member]
Subsequent Event [Line Items]
Repayment of debt					$ 13,773	RM 64,800	$ 142,915	RM 670,000				$ 150,920
Loan percentage												4.50%
Subsequent Event [Member] | Shareholders Two [Member] | Loan Agreement [Member] | Thirty Party [Member]
Subsequent Event [Line Items]
Repayment of debt					13,773	64,800	$ 63,992	RM 300,000		$ 100,000
Loan percentage										4.50%
Subsequent Event [Member] | Shareholders Three [Member] | Loan Agreement [Member] | Thirty Party [Member]
Subsequent Event [Line Items]
Repayment of debt					$ 19,150	RM 90,100
Subsequent Event [Member] | Shareholders Four [Member] | Loan Agreement [Member] | Thirty Party [Member]
Subsequent Event [Line Items]
Repayment of debt | $				$ 95,135
Loan percentage				4.50%
Irace Technology [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions															100,000
Sale of Stock, Percentage of Ownership after Transaction															100.00%
Number of shares issued														18,000,000	18,000,000
Fair value | $														$ 5,166,000
Sale of Stock, Price Per Share | $ / shares														$ 0.287
Irace Technology [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions													100,000
Sale of Stock, Percentage of Ownership after Transaction													100.00%
Number of shares issued		29,000,000	25,000,000						21,500,000		18,000,000
Fair value | $		$ 5,800,000	$ 4,375,000						$ 4,192,500		$ 3,438,000
Share price | $ / shares		$ 0.20	$ 0.20						$ 0.20
Sale of Stock, Price Per Share | $ / shares			$ 0.175						$ 0.195
Rainbow Worldwide Shareholders [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued											18,000,000
Nevis International B & T Sdn Bhd [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	12,800,000